Note 1 - Nature of Operations (Details) (USD $)	Feb. 28, 2014	Nov. 30, 2013
Disclosure Text Block [Abstract]
Retained Earnings (Accumulated Deficit)	$ (39,378,266)	$ (41,579,701)